Share-Based Compensation - Summary of Movements of Share Awards Under the East Buy Schemes (Detail)	12 Months Ended
May 31, 2026 $ / shares shares
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option outstanding, Beginning balance | shares	5,563,120
Number of Share, Granted | shares	19,301,400
Number of Share, Forfeited | shares	(83,440)
Number of Share, Cancelled | shares	(39,000)
Number of Share, Vested | shares	(5,479,680)
Number of share option outstanding, Ending balance | shares	19,262,400
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 3.69
Weighted-average grant date fair value, Granted | $ / shares	3.63
Weighted average exercise prices, Options, Forfeited | $ / shares	3.68
Weighted average exercise prices, Options, Cancelled | $ / shares	3.63
Weighted average exercise prices, Vested | $ / shares	3.69
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	$ 3.63
2025 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option outstanding, Beginning balance | shares	1,780,000
Number of Share, Granted | shares	100,000
Number of Share, Vested | shares	(641,000)
Number of share option outstanding, Ending balance | shares	1,239,000
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 1.46
Weighted-average grant date fair value, Granted | $ / shares	3.59
Weighted average exercise prices, Vested | $ / shares	1.46
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	$ 1.63